Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [Abstract]
Reconciliation of change of reclamation and waste provisions
Reclamation Waste disposal Total
Beginning of year $ 1,051,167 $ 10,817 $ 1,061,984
Changes in estimates and discount rates [note 9]
Capitalized in property, plant and equipment (17,308) - (17,308)
Recognized in earnings [note 9] (37,683) 331 (37,352)
Provisions used during the period (34,064) (682) (34,746)
Unwinding of discount [note 20] 35,941 302 36,243
Effect of movements in exchange rates 26,986 - 26,986
End of period $ 1,025,039 $ 10,768 $ 1,035,807
Current $ 34,063 $ 3,911 $ 37,974
Non-current 990,976 6,857 997,833
$ 1,025,039 $ 10,768 $ 1,035,807

Reclamation provisions	2024 2023 Uranium $ 865,574 $ 874,773 Fuel services 159,465 176,394 Total $ 1,025,039 $ 1,051,167